Mining Interest Schedule	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Mining Interest Schedule

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2020	Additions	Disposals / write-offs	Reclass / Mine restoration provision movements	Balance at Dec. 31, 2021	Balance at Dec. 31, 2020	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2021	As at Dec. 31, 2021	As at Dec. 31, 2020
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,516,134	126,824	(2,508)	4,887	1,645,337	(416,559)	(193,401)	61	(609,899)	1,035,438	1,099,575
Masbate Mine	1,046,577	35,081	(284)	4,313	1,085,687	(361,438)	(88,450)	213	(449,675)	636,012	685,139
Otjikoto Mine	696,956	85,571	(3,277)	2,958	782,208	(371,138)	(107,383)	3,218	(475,303)	306,905	325,818
	3,259,667	247,476	(6,069)	12,158	3,513,232	(1,149,135)	(389,234)	3,492	(1,534,877)	1,978,355	2,110,532

Exploration & evaluation properties (pre-depletable)
Gramalote Property	95,435	24,392	—	39	119,866	—	—	—	—	119,866	95,435
Menankoto Property	28,991	4,748	—	—	33,739	—	—	—	—	33,739	28,991
Bantako North Property	6,191	9,160	—	—	15,351	—	—	—	—	15,351	6,191
Kiaka Royalty	—	18,488	—	—	18,488	—	—	—	—	18,488	—
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Finland Properties	9,034	3,527	—	—	12,561	—	—	—	—	12,561	9,034
Uzbekistan Properties	4,131	4,671	—	—	8,802	—	—	—	—	8,802	4,131
Kiaka Project	80,927	4,639	(85,566)	—	—	—	—	—	—	—	80,927
Ondundu Property	10,701	7,904	(5,905)	(12,700)	—	—	—	—	—	—	10,701
Other	6,688	9,514	(5,183)	—	11,019	—	—	—	—	11,019	6,688
	252,328	87,043	(96,654)	(12,661)	230,056	—	—	—	—	230,056	252,328

Corporate
Office, furniture & equipment	28,394	1,652	(1,506)	—	28,540	(4,234)	(2,392)	1,506	(5,120)	23,420	24,160

	3,540,389	336,171	(104,229)	(503)	3,771,828	(1,153,369)	(391,626)	4,998	(1,539,997)	2,231,831	2,387,020

Investments in associates (accounted for using the equity method)
Calibre	76,235	17,493	—	—	93,728	—	—	—	—	93,728	76,235
BeMetals	—	10,508	—	—	10,508	—	—	—	—	10,508	—
	76,235	28,001	—	—	104,236	—	—	—	—	104,236	76,235

	3,616,624	364,172	(104,229)	(503)	3,876,064	(1,153,369)	(391,626)	4,998	(1,539,997)	2,336,067	2,463,255

	Cost					Accumulated depreciation				Net carrying value
	Balance at Dec. 31, 2019	Additions	Disposals / write-offs	Reclass / Impairment reversal / Mine restoration provision movements	Balance at Dec. 31, 2020	Balance at Dec. 31, 2019	Depreciation	Disposals / write-offs	Balance at Dec. 31, 2020	As at Dec. 31, 2020	As at Dec. 31, 2019
	$	$	$	$	$	$	$	$	$	$	$

Property, plant and equipment (depletable)
Fekola Mine	1,322,865	192,924	(7,271)	7,616	1,516,134	(258,580)	(164,898)	6,919	(416,559)	1,099,575	1,064,285
Masbate Mine	815,418	42,559	(629)	189,229	1,046,577	(295,616)	(66,347)	525	(361,438)	685,139	519,802
Otjikoto Mine	638,664	73,605	(20,016)	4,703	696,956	(323,152)	(67,304)	19,318	(371,138)	325,818	315,512
	2,776,947	309,088	(27,916)	201,548	3,259,667	(877,348)	(298,549)	26,762	(1,149,135)	2,110,532	1,899,599

Exploration & evaluation properties (pre-depletable)
Gramalote Property	—	7,903	—	87,532	95,435	—	—	—	—	95,435	—
Kiaka Project	76,807	4,120	—	—	80,927	—	—	—	—	80,927	76,807
Menankoto Property	25,450	3,541	—	—	28,991	—	—	—	—	28,991	25,450
Ondundu Property	9,778	923	—	—	10,701	—	—	—	—	10,701	9,778
Mocoa Royalty	10,230	—	—	—	10,230	—	—	—	—	10,230	10,230
Finland Properties	6,697	2,337	—	—	9,034	—	—	—	—	9,034	6,697
Bantako North Property	1,689	4,502	—	—	6,191	—	—	—	—	6,191	1,689
Uzbekistan Properties	2,164	1,967	—	—	4,131	—	—	—	—	4,131	2,164
Other	12,157	5,884	(11,353)	—	6,688	—	—	—	—	6,688	12,157
	144,972	31,177	(11,353)	87,532	252,328	—	—	—	—	252,328	144,972

Corporate
Office, furniture & equipment	4,971	23,423	—	—	28,394	(2,811)	(1,423)	—	(4,234)	24,160	2,160

	2,926,890	363,688	(39,269)	289,080	3,540,389	(880,159)	(299,972)	26,762	(1,153,369)	2,387,020	2,046,731

Investments in joint ventures and associates (accounted for using the equity method)
Gramalote Property	77,265	13,124	—	(90,389)	—	—	—	—	—	—	77,265
Calibre	53,471	22,764	—		76,235	—	—	—	—	76,235	53,471
	130,736	35,888	—	(90,389)	76,235	—	—	—	—	76,235	130,736

	3,057,626	399,576	(39,269)	198,691	3,616,624	(880,159)	(299,972)	26,762	(1,153,369)	2,463,255	2,177,467